Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share option reserve	Reserves	Accumulated other comprehensive loss	Retained earnings	Total equity attributable to the equity holders of the Company	Non-controlling interests	Total
Balance at Mar. 31, 2021	$ 250,199	$ 16,610	$ 25,409	$ (12,550)	$ 187,906	$ 467,574	$ 98,154	$ 565,728
Balance (in Shares) at Mar. 31, 2021	175,742,544
Options exercised	$ 2,528	(620)				1,908		1,908
Options exercised (in Shares)	797,083
Restricted share units vested	$ 2,717	(2,717)
Restricted share units vested (in Shares)	566,172
Share-based compensation		6,096				6,096		6,096
Dividends declared					(4,413)	(4,413)		(4,413)
Distribution to non-controlling interests							(5,096)	(5,096)
Contribution to reserves			425		(425)
Comprehensive income				10,597	30,634	41,231	14,660	55,891
Balance at Mar. 31, 2022	$ 255,444	19,369	25,834	(1,953)	213,702	512,396	107,718	620,114
Balance (in Shares) at Mar. 31, 2022	177,105,799
Restricted share units vested	$ 2,318	(2,318)
Restricted share units vested (in Shares)	503,703
Share-based compensation		3,842				3,842		3,842
Dividends declared					(4,425)	(4,425)		(4,425)
Common shares repurchased as part of normal course issuer bid	$ (2,708)					(2,078)		(2,078)
Common shares repurchased as part of normal course issuer bid (in Shares)	(838,237)
Distribution to non-controlling interests							(10,880)	(10,880)
Comprehensive income				(41,290)	20,608	(20,682)	(6,060)	(26,742)
Balance at Mar. 31, 2023	$ 255,684	$ 20,893	$ 25,834	$ (43,243)	$ 229,885	$ 489,053	$ 90,778	$ 579,831
Balance (in Shares) at Mar. 31, 2023	176,771,265